Fees Summary	Sep. 23, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,207,000.00
Previously Paid Amount	0.00
Total Fee Amount	166.69
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 166.69
Narrative - Max Aggregate Offering Price	$ 1,207,000.00
Narrative - Max Aggregate Offering Amount | shares	1,207,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true